Restructuring (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring expense recognized	$ 10,040	$ 0	$ 0
Restructuring expense recognized	717	0	0
Payments made	(8,971)
Non-cash items	(502)
Non-cash items	276
Total restructuring accrual as of December 31, 2012	567	0
Employee Termination Benefits [Member]
Restructuring expense recognized	5,553
Payments made	(5,509)
Non-cash items	276
Total restructuring accrual as of December 31, 2012	320
Idle Use Expense and Other Charges [Member]
Restructuring expense recognized	3,770
Payments made	(3,462)
Non-cash items	(61)
Total restructuring accrual as of December 31, 2012	247
Asset Impairments [Member]
Restructuring expense recognized	717
Payments made	0
Non-cash items	(717)
Total restructuring accrual as of December 31, 2012	$ 0